                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: -811-05749
                 ----------------------------------------------

                              THE CHINA FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                      Copy to:

            Mary Moran Zeven                        Leonard B. Mackey, Jr., Esq.
                Secretary                             Clifford Chance U.S. LLP
          The China Fund, Inc.                          31 West 52nd Street
           225 Franklin Street                        New York, New York 10019
            Boston, MA 02110



Registrant's telephone number, including area code:  (888) 246-2255

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
----------------------------

NAME OF ISSUER AND TITLE OF ISSUE                                                   SHARES                   VALUE(a)
---------------------------------                                                   ------                   --------

COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA - SHENZHEN "B" SHARES
     INDUSTRIALS -- (1.9%)
          China International Marine Containers (Group) Co., Ltd............        4,754,190             $ 4,842,760
                                                                                                          -----------
             TOTAL CHINA - SHENZHEN "B" SHARES -- (COST $1,683,886)                               1.9%      4,842,760
                                                                                                  ---     -----------
 HONG KONG
     CONSUMER DISCRETIONARY -- (3.7%)
          China Travel International Investment Hong Kong, Ltd..............       10,000,000               3,118,911
          Fu JI Food & Catering Services....................................        2,844,000               2,542,176
          Nanjing Dahe Outdoor Media Co., Ltd.*+............................       37,500,000               1,012,842
          TCL Multimedia Technology Holdings Ltd............................       15,988,000               2,961,064
                                                                                                          -----------
                                                                                                            9,634,993
                                                                                                          -----------
     CONSUMER STAPLES -- (7.4%)
          Chaoda Modern Agriculture (Holdings) Ltd..........................       34,089,900              13,372,629
          Li Ning Co. Ltd...................................................       11,400,000               4,838,492
          Sino Golf Holdings, Ltd...........................................       10,303,000                 967,337
                                                                                                          -----------
                                                                                                           19,178,458
                                                                                                          -----------
     HEALTH CARE -- (3.4%)
          China Shineway Pharmaceutical Group Ltd.*.........................        4,435,000               1,483,058
          Golden Meditech Co., Ltd..........................................       27,900,000               4,844,279
          Natural Beauty Bio-Technology, Ltd................................       32,780,000               2,445,278
                                                                                                          -----------
                                                                                                            8,772,615
                                                                                                          -----------
     INDUSTRIALS-- (6.9%)
          Beiren Printing Machinery Holdings Ltd.+ .........................        7,000,000               1,958,161
          China Fire Safety Enterprise Group Holdings Ltd...................       50,380,000               4,470,936
          Semiconductor Manufacturing International Co.*....................       22,035,000               4,676,148
          TPV Technology, Ltd...............................................        9,968,000               6,538,369
                                                                                                          -----------
                                                                                                           17,643,614
                                                                                                          -----------
     INFORMATION TECHNOLOGY -- (2.7%)
          Arcontech Corp. (c)*..............................................       18,386,000                 236,472
          Solomon Systech Ltd...............................................       20,698,000               6,588,625
                                                                                                          -----------
                                                                                                            6,825,097
                                                                                                          -----------
     MATERIALS -- (6.5%)
          Asia Aluminum Holdings Ltd........................................       23,250,000               2,631,460
          Asia Zirconium Ltd................................................       13,196,000               1,425,650
          China Rare Earth Holdings, Ltd....................................       15,254,000               1,765,702
          Fountain Set (Holdings), Ltd......................................        6,714,000               3,324,553
          Ocean Grand Chemicals Holdings Ltd................................       17,379,000               2,414,014
          Zijin Mining Group Co., Ltd.......................................       24,800,000               5,262,921
                                                                                                          -----------
                                                                                                           16,824,300
                                                                                                          -----------
     TELECOMMUNICATIONS -- (4.7%)
          China Netcom Group Corp. (Hong Kong) Ltd..........................        4,253,000               6,481,939
          Comba Telecom Systems Holdings Ltd................................       16,118,000               5,700,791
                                                                                                          -----------
                                                                                                           12,182,730
                                                                                                          -----------

See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2005 (UNAUDITED)
===============================================================================

 NAME OF ISSUER AND TITLE OF ISSUE                                                 SHARES                 VALUE(a)
 ---------------------------------                                                 ------                 --------

     UTILITIES-- (4.3%)
          Xinao Gas Holdings, Ltd...........................................       13,976,000              11,054,758
                                                                                                         ------------
             TOTAL HONG KONG-- (COST $75,947,949)                                                39.6%    102,116,565
                                                                                                 ----    ------------
 HONG KONG- "H" SHARES
     CONSUMER DISCRETIONARY-- (2.0%)
          Weichai Power Co. Ltd.............................................        2,192,000               5,286,072
                                                                                                         ------------
     ENERGY--(2.5%)
          China Shenhua Energy Co. Ltd.*....................................        4,536,500               4,813,556
          Yanzhou Coal Mining Co............................................        1,887,600               1,529,473
                                                                                                         ------------
                                                                                                            6,343,029
                                                                                                         ------------
     INDUSTRIALS-- (5.5%)
          BYD Co., Ltd......................................................        3,225,000               6,657,267
          China Oilfield Services Ltd.......................................        9,546,000               3,621,885
          Sinotrans Ltd.....................................................       12,835,000               3,961,853
                                                                                                         ------------
                                                                                                           14,241,005
                                                                                                         ------------
     UTILITIES-- (7.0%)
          Anhui Expressway Co., Ltd.........................................       13,938,000               9,680,225
          Shenzhen Expressway Co., Ltd......................................       21,494,000               8,293,345
                                                                                                         ------------
                                                                                                           17,973,570
             TOTAL HONG KONG- "H" SHARES -- (COST $30,041,747)                                   17.0%     43,843,676
                                                                                                 ----    ------------
             TOTAL HONG KONG (INCLUDING "H" SHARES)-- (COST
                  $105,989,696)                                                                  56.6%    145,960,241
                                                                                                 ----    ------------
 SINGAPORE
     INDUSTRIALS-- (1.2%)
          Bio-Treat Technology Ltd..........................................        6,389,000               2,980,482
                                                                                                         ------------
             TOTAL SINGAPORE -- (COST $2,354,033)                                                 1.2%      2,980,482
                                                                                                 ----    ------------
 TAIWAN
     CONSUMER DISCRETIONARY-- (6.9%)
          Merry Electronics Co., Ltd........................................        3,012,016               7,683,618
          Synnex Technologies International, Corp...........................        5,165,604               7,463,949
          Taiwan FamilyMart Co., Ltd........................................        1,645,592               2,659,178
                                                                                                         ------------
                                                                                                           17,806,745
     FINANCIALS-- (3.5%)
          Cathay Financial Holding Co., Ltd.................................        2,331,000               4,659,074
          Fubon Financial Holdings Co., Ltd.................................        4,453,952               4,360,317
                                                                                                         ------------
                                                                                                            9,019,391
                                                                                                         ------------
     INDUSTRIALS-- (3.7%)
          Cheng Shin Rubber Industry Co., Ltd...............................        3,805,974               4,245,447
          Chicony Electronics Co., Ltd......................................        2,697,367               2,522,169
          Waffer Technology Co. Ltd.........................................        2,090,000               2,708,409
                                                                                                         ------------
                                                                                                            9,476,025
                                                                                                         ------------

See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2005 (UNAUDITED)
================================================================================

NAME OF ISSUER AND TITLE OF ISSUE                                                   SHARES                 VALUE(a)
---------------------------------                                                   ------                 --------
     INFORMATION TECHNOLOGY -- (10.4%)
          Data Systems Consulting Co., Ltd..................................        4,237,987               3,803,151
          Radiant Opto-Electronics Corp.....................................        1,021,000               3,331,786
          Taiwan Green Point Enterprises Co., Ltd...........................        2,155,749               8,117,034
          Tripod Technology Corp............................................        3,334,095               6,716,313
          Wintek Corp.......................................................        2,908,209               4,836,369
                                                                                                         ------------
                                                                                                           26,804,653
                                                                                                         ------------
     MATERIALS-- (0.5%)
          Yieh United Steel Corp............................................        3,500,000               1,419,987
                                                                                                         ------------
             TOTAL TAIWAN-- (COST $39,102,383)                                                   25.0%     64,526,801
                                                                                                 ----    ------------

UNITED STATES - "N" SHARES

     CONSUMER DISCRETIONARY -- (0.1%)

          Chindex International, Inc.*......................................           69,987                 330,339
                                                                                                         ------------
             TOTAL UNITED STATES - "N" SHARES-- (COST $686,196)                                   0.1%        330,339
                                                                                                 ----    ------------

             TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS
              -- (COST $149,816,194)                                                             84.8%    218,640,623
                                                                                                 ----    ------------

DEPOSITORY RECEIPTS

UNITED STATES - "N" SHARES

     TELECOMMUNICATIONS --(1.4%)
          China Techfaith Wireless Communication Technology Ltd.*...........          197,700               3,693,036
                                                                                                         ------------
             TOTAL UNITED STATES - "N" SHARES-- (COST $3,245,843)                                 1.4%      3,693,036
                                                                                                 ----    ------------

UNITED STATES
     CONSUMER DISCRETIONARY -- (1.3%)
          The9 Ltd.*........................................................          146,571               3,347,682
                                                                                                         ------------
             TOTAL UNITED STATES -- (COST $3,450,131)                                             1.3%      3,347,682
                                                                                                 ----    ------------
             TOTAL UNITED STATES -- (COST $6,695,974)                                             2.7%      7,040,718
                                                                                                 ----    ------------
             TOTAL DEPOSITORY RECEIPTS -- (COST
                $6,695,974)                                                                       2.7%      7,040,718
                                                                                                 ----    ------------

RIGHTS
TAIWAN
     -- (0.0%)(e)
          Taiwan Green Point Enterprises Co., Ltd.*.........................        2,155,749                 122,770
                                                                                                         ------------
             TOTAL TAIWAN -- (COST $0)                                                            0.0%        122,770
                                                                                                 ----    ------------
             TOTAL RIGHTS -- (COST $0)                                                            0.0%(e)     122,770
                                                                                                 ----    ------------
 ACCESS PRODUCTS
     WARRANTS -- (2.9%)
          Shanghai Airlines Co. Access Product 144A,(d).....................        7,350,000               3,101,700
          Shenergy Co. Ltd. Access Product 144A,(d).........................        4,500,000               4,315,500

See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2005 (UNAUDITED)
================================================================================

NAME OF ISSUER AND TITLE OF ISSUE                                                   SHARES                 VALUE(a)
---------------------------------                                                   ------                 --------
                                                                                                         ------------
                                                                                                            7,417,200
                                                                                                         ------------
             TOTAL ACCESS PRODUCTS -- (COST $7,398,280)                                           2.9%      7,417,200
                                                                                                 ----    ------------
DIRECT INVESTMENTS
     FINANCIAL -- (1.2%)
          Captive Finance, Ltd., (acquired 5/24/02) (b)*+..................         2,000,000               3,045,000
                                                                                                         ------------

     INFORMATION TECHNOLOGY -- (5.8%)
          CDW Holding Ltd., (acquired 1/26/05)+............................        60,000,000              11,796,484
          Global e-Business Services (BVI) Ltd., (acquired 6/18/04)
            (b)*...........................................................            40,000               3,043,727
          teco Optronics Corp., (acquired 4/26/04)(b)*.....................         1,861,710                 150,000
                                                                                                         ------------
                                                                                                           14,990,211
                                                                                                         ------------
             TOTAL DIRECT INVESTMENTS -- (COST $8,411,189)                                        7.0%     18,035,211
                                                                                                -----    ------------

 TOTAL INVESTMENTS--(Cost $172,321,637**)                                                        97.4%    251,256,522
                                                                                                -----    ------------
 OTHER ASSETS AND LIABILITIES                                                                     2.6%      6,667,188
                                                                                                -----    ------------
 NET ASSETS                                                                                     100.0%   $257,923,710
                                                                                                -----    ------------



See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

*    Denotes non-income producing security

(a) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Investment Manager and Direct Investment Manager. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

     The China Fund, Inc.'s (the "Fund") investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

(b) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the Fund's policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

(c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (see note (a) above).

(d)  Warrants issued by Citigroup Global Markets Holdings

(e)  Amount represents less than 0.1% of net assets.

+ Affiliated Issuer, as defined in the 1940 Act, includes issuers in which the Fund held 5% or more of the outstanding securities.

** At July 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $88,799,243 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $9,864,358 and net appreciation for financial reporting purposes was $78,934,885. At July 31, 2005, aggregate cost for financial reporting purposes was $172,321,637.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.



By:      /s/ Gary L. French
         Gary L. French
         President and Chief Executive Officer

Date:    September 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Gary L. French
         Gary L. French
         President and Chief Executive Officer

Date:    September 28, 2005



By:      /s/ William C. Cox
         William C. Cox
         Treasurer and Chief Financial Officer

Date:    September 23, 2005